UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.8%(1)

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.	144,380	$3,067,917

		$3,067,917

Auto Components — 0.9%
Continental AG	18,914	$2,989,101

		$2,989,101

Banks — 11.8%
Banco Santander SA	499,264	$2,367,827
Bank of America Corp.	137,340	3,910,070
Canadian Imperial Bank of Commerce	46,236	3,920,357
Citigroup, Inc.	69,975	4,510,588
ING Groep NV	258,463	3,066,872
JPMorgan Chase & Co.	83,694	8,662,329
KeyCorp	176,621	2,908,948
Nordea Bank AB	176,073	1,602,490
Societe Generale SA	62,139	1,937,463
UniCredit SpA	144,204	1,667,066
Wells Fargo & Co.	75,679	3,701,460

		$38,255,470

Beverages — 4.1%
Anheuser-Busch InBev SA/NV	32,057	$2,449,259
Coca-Cola Co. (The)	61,449	2,957,540
Constellation Brands, Inc., Class A	21,789	3,783,878
Diageo PLC	108,722	4,149,529

		$13,340,206

Building Products — 1.2%
Assa Abloy AB, Class B	203,646	$3,794,760

		$3,794,760

Chemicals — 3.7%
BASF SE	45,351	$3,322,307
Ecolab, Inc.	31,035	4,908,806
PPG Industries, Inc.	10,448	1,101,637
Sika AG	20,918	2,762,344

		$12,095,094

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(3)	103,700	$3,042
Abengoa SA, Class B(3)	1,072,295	9,835

		$12,877

Consumer Finance — 2.0%
Discover Financial Services	41,661	$2,811,701
Navient Corp.	129,803	1,479,754
OneMain Holdings, Inc.(3)	68,648	2,051,889

		$6,343,344

Security	Shares	Value
Diversified Financial Services — 1.6%
ORIX Corp.	336,633	$5,077,710

		$5,077,710

Electric Utilities — 3.5%
Iberdrola SA	526,065	$4,348,180
NextEra Energy, Inc.	39,312	7,036,062

		$11,384,242

Electrical Equipment — 3.3%
Legrand SA	56,230	$3,331,426
Melrose Industries PLC	3,282,018	7,274,685

		$10,606,111

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	23,881	$1,988,571
Keyence Corp.	9,240	4,755,043

		$6,743,614

Energy Equipment & Services — 0.7%
Halliburton Co.	70,230	$2,202,413

		$2,202,413

Entertainment — 2.9%
Activision Blizzard, Inc.	88,186	$4,165,907
Walt Disney Co. (The)	48,572	5,416,749

		$9,582,656

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	36,182	$6,253,697
Equity Residential	29,673	2,153,073

		$8,406,770

Food Products — 1.5%
Mondelez International, Inc., Class A	68,911	$3,187,823
Nestle SA	19,866	1,731,995

		$4,919,818

Health Care Equipment & Supplies — 4.1%
Baxter International, Inc.	70,831	$5,134,539
Boston Scientific Corp.(3)	100,312	3,826,903
Danaher Corp.	33,340	3,698,073
Fisher & Paykel Healthcare Corp., Ltd.	70,038	609,541

		$13,269,056

Health Care Providers & Services — 1.7%
Anthem, Inc.	11,902	$3,606,306
UnitedHealth Group, Inc.	7,009	1,893,832

		$5,500,138

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	172,714	$3,695,828

		$3,695,828

Household Products — 0.8%
Reckitt Benckiser Group PLC	34,597	$2,662,055

		$2,662,055

Insurance — 3.7%
AIA Group, Ltd.	233,601	$2,109,301
Aviva PLC	607,791	3,305,538

Security	Shares	Value
Chubb, Ltd.	25,882	$3,443,600
Prudential PLC	158,819	3,105,885

		$11,964,324

Interactive Media & Services — 5.4%
Alphabet, Inc., Class C(3)	11,483	$12,819,277
Facebook, Inc., Class A(3)	29,353	4,892,851

		$17,712,128

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(3)	5,772	$9,920,509
ZOZO, Inc.	54,583	1,104,467

		$11,024,976

IT Services — 1.7%
Amadeus IT Group SA	27,391	$1,991,829
Visa, Inc., Class A	26,175	3,533,887

		$5,525,716

Leisure Products — 1.0%
Yamaha Corp.	77,622	$3,397,014

		$3,397,014

Life Sciences Tools & Services — 1.0%
Lonza Group AG	12,638	$3,338,936

		$3,338,936

Machinery — 5.0%
Atlas Copco AB, Class A	75,087	$1,958,970
Fortive Corp.	37,167	2,787,153
ITT, Inc.	69,144	3,634,209
MISUMI Group, Inc.	105,544	2,415,803
Stanley Black & Decker, Inc.	28,499	3,603,413
Xylem, Inc.	26,303	1,874,352

		$16,273,900

Metals & Mining — 1.4%
Rio Tinto, Ltd.	71,911	$4,572,511

		$4,572,511

Multi-Utilities — 1.5%
CMS Energy Corp.	91,409	$4,766,065

		$4,766,065

Oil, Gas & Consumable Fuels — 6.4%
BP PLC	548,017	$3,743,583
ConocoPhillips	48,260	3,266,719
EOG Resources, Inc.	35,035	3,475,472
Phillips 66	41,112	3,922,496
Royal Dutch Shell PLC, Class B	210,304	6,529,653

		$20,937,923

Personal Products — 1.2%
Unilever PLC	76,921	$4,040,972

		$4,040,972

Pharmaceuticals — 6.2%
Eli Lilly & Co.	33,341	$3,996,253
GlaxoSmithKline PLC	230,416	4,475,730
Johnson & Johnson	35,378	4,708,104

Security	Shares	Value
Novo Nordisk A/S, Class B	60,702	$2,844,865
Zoetis, Inc.	47,007	4,050,123

		$20,075,075

Professional Services — 1.3%
Verisk Analytics, Inc.(3)	36,792	$4,319,749

		$4,319,749

Road & Rail — 0.3%
CSX Corp.	15,357	$1,008,955

		$1,008,955

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV	34,989	$6,118,438
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,494	1,711,485

		$7,829,923

Software — 2.2%
Microsoft Corp.	67,847	$7,085,262

		$7,085,262

Specialty Retail — 3.4%
Industria de Diseno Textil SA	170,717	$4,775,501
Tiffany & Co.	20,861	1,850,996
TJX Cos., Inc. (The)	44,323	2,204,183
Ulta Beauty, Inc.(3)	7,339	2,142,401

		$10,973,081

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	27,479	$4,573,605
HP, Inc.	163,872	3,610,100

		$8,183,705

Textiles, Apparel & Luxury Goods — 3.2%
adidas AG	14,855	$3,534,615
LVMH Moet Hennessy Louis Vuitton SE	10,558	3,387,009
Samsonite International SA(4)	504,112	1,499,237
Tapestry, Inc.	48,817	1,889,706

		$10,310,567

Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.(3)	157,259	$1,962,592

		$1,962,592

Wireless Telecommunication Services — 1.5%
Tele2 AB, Class B	381,961	$4,781,884

		$4,781,884

Total Common Stocks (identified cost $297,769,299)		$344,034,438

Preferred Stocks — 7.3%

Security	Shares	Value
Banks — 2.2%
AgriBank FCB, 6.875% to 1/1/24(1)(5)	16,581	$1,732,715
CoBank ACB, Series F, 6.25% to 10/1/22(1)(5)	16,600	1,709,800
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	2,500	261,250

Security	Shares	Value
Farm Credit Bank of Texas, Series 1, 10.00%(1)	906	$1,014,720
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(6)	840	615,300
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(5)	19,418	505,839
Texas Capital Bancshares, Inc., 6.50%(1)	31,915	819,577
Wells Fargo & Co., Series Y, 5.625%(1)	18,150	450,483

		$7,109,684

Consumer Finance — 0.6%
Capital One Financial Corp., Series C, 6.25%(1)	71,350	$1,815,144

		$1,815,144

Electric Utilities — 1.0%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	19,531	$475,970
SCE Trust VI, 5.00%(1)	104,525	1,892,948
Southern Co. (The), 6.25%(1)	38,770	1,015,386

		$3,384,304

Equity Real Estate Investment Trusts (REITs) — 0.9%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	86,750	$1,270,020
SITE Centers Corp., Series A, 6.375%(1)	49,475	1,086,471
SITE Centers Corp., Series K, 6.25%(1)	1,375	33,770
Vornado Realty Trust, Series K, 5.70%(1)	25,220	635,544

		$3,025,805

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(1)(4)	22,100	$2,204,475
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	6,085	532,437

		$2,736,912

Independent Power and Renewable Electricity Producers — 0.6%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	74,140	$1,982,504

		$1,982,504

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%(1)	17,096	$439,025

		$439,025

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	17,395	$435,745

		$435,745

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(5)	128,725	$2,584,798

		$2,584,798

Pipelines — 0.1%
Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	12,350	$311,220

		$311,220

Total Preferred Stocks (identified cost $25,646,780)		$23,825,141

Corporate Bonds & Notes — 17.3%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$505	$474,700

		$474,700

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.3%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27 (1)(5)(7)	$1,270	$1,090,898

		$1,090,898

Banks — 8.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (1)(5)(7)	$2,200	$1,940,884
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28 (1)(4)(5)(7)	975	972,075
Bank of America Corp., Series AA, 6.10% to 3/17/25 (1)(5)(7)	1,445	1,520,545
Bank of America Corp., Series FF, 5.875% to 3/15/28 (1)(5)(7)	910	890,458
Barclays PLC, 7.75% to 9/15/23 (5)(7)	2,105	2,100,611
Citigroup, Inc., Series M, 6.30% to 5/15/24 (1)(5)(7)	650	659,084
Citigroup, Inc., Series R, 6.125% to 11/15/20 (5)(7)	662	672,317
Citigroup, Inc., Series T, 6.25% to 8/15/26 (1)(5)(7)	816	845,351
Credit Agricole SA, 7.875% to 1/23/24 (1)(4)(5)(7)	1,881	1,977,330
Credit Suisse Group AG, 7.50% to 7/17/23 (4)(5)(7)	1,368	1,396,502
Danske Bank A/S, 7.00% to 6/26/25 (5)(7)(8)	940	858,925
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24 (1)(5)(7)	1,839	1,884,212
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20 (1)(5)(7)	2,736	2,777,984
Lloyds Banking Group PLC, 7.50% to 6/27/24 (1)(5)(7)	2,447	2,495,940
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (1)(5)(7)	805	844,042
Societe Generale SA, 6.75% to 4/6/28 (1)(4)(5)(7)	2,295	2,096,414
Standard Chartered PLC, 7.75% to 4/2/23 (1)(4)(5)(7)	1,765	1,842,616
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27 (1)(5)(7)	540	486,524
UniCredit SpA, 8.00% to 6/3/24 (1)(5)(7)(8)	2,222	2,040,649
Zions Bancorporation, Series I, 5.80% to 6/15/23 (1)(5)(7)	220	213,309

		$28,515,772

Capital Markets — 1.4%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)(4)	$595	$592,843
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (1)(5)(7)	1,820	1,620,209
UBS Group AG, 6.875% to 8/7/25 (1)(5)(7)(8)	2,421	2,430,573

		$4,643,625

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(1)(4)	$447	$8,390

		$8,390

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$1,220	$1,220,849
Textron Financial Corp., 4.351%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	553	410,342
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25 (1)(4)(5)(7)	920	795,984

		$2,427,175

Electric Utilities — 1.6%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(4)(5)	$1,936	$1,983,432
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(4)(5)	1,060	1,139,500
Pacific Gas & Electric Co., 3.50%, 10/1/20(9)	990	825,193
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	1,105	1,100,527

		$5,048,652

Energy Equipment & Services — 0.3%
Oceaneering International, Inc., 6.00%, 2/1/28(1)	$955	$821,300

		$821,300

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.7%
Land O’ Lakes, Inc., 8.00% (1)(4)(7)	$2,103	$2,181,862

		$2,181,862

Gas Utilities — 0.0%(2)
NiSource, Inc., 5.65% to 6/15/23 (4)(5)(7)	$100	$96,417

		$96,417

Metals & Mining — 0.6%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(4)(5)	$1,634	$1,783,470

		$1,783,470

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	$275	$276,904

		$276,904

Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22 (1)(5)(7)	$1,528	$1,252,960
Odebrecht Oil & Gas Finance, Ltd., 0.00% (1)(4)(7)	2,260	39,410
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22 (1)(5)(7)	1,135	1,018,918

		$2,311,288

Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$1,910	$1,944,120

		$1,944,120

Pipelines — 0.9%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23 (1)(5)(7)	$1,308	$1,179,129
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(5)	1,905	1,662,567

		$2,841,696

Toys, Games & Hobbies — 0.4%
Mattel, Inc., 6.75%, 12/31/25(4)	$1,295	$1,227,013

		$1,227,013

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$480	$476,400

		$476,400

Total Corporate Bonds & Notes (identified cost $60,551,964)		$56,169,682

Exchange-Traded Funds — 2.5%

Security	Shares	Value
Equity Funds — 2.5%
First Trust Preferred Securities and Income ETF(1)	439,166	$8,225,579

Total Exchange-Traded Funds (identified cost $8,830,630)		$8,225,579

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(10)	5,883,060	$5,883,060

Total Short-Term Investments (identified cost $5,882,557)		$5,883,060

Total Investments — 134.7% (identified cost $398,681,230)		$438,137,900

Other Assets, Less Liabilities — (34.7)%		$(112,857,238)

Net Assets — 100.0%		$325,280,662

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $25,828,248 or 7.9% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at January 31, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $5,330,147 or 1.6% of the Fund’s net assets.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $38,562.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.8%	$253,104,141
United Kingdom	11.0	48,309,525
Japan	3.8	16,750,037
Netherlands	3.6	15,714,963
Spain	3.5	15,445,488
France	2.9	12,729,642
Sweden	2.8	12,138,104

Country	Percentage of Total Investments	Value
Switzerland	2.8%	$12,099,375
Germany	2.2	9,846,023
Canada	2.1	9,281,998
Italy	1.1	4,847,215
Denmark	0.8	3,703,790
Belgium	0.6	2,449,259
Hong Kong	0.5	2,109,301
Chile	0.5	1,983,432
Israel	0.4	1,944,120
Australia	0.4	1,783,470
Mexico	0.4	1,768,059
Taiwan	0.4	1,711,485
Brazil	0.4	1,583,353
New Zealand	0.1	609,541
Exchange-Traded Funds	1.9	8,225,579

Total Investments	100.0%	$438,137,900

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$27,294,784	$4,781,884		$—	$32,076,668
Consumer Discretionary	18,007,795	24,382,772		—	42,390,567
Consumer Staples	9,929,241	15,033,810		—	24,963,051
Energy	12,867,100	10,273,236		—	23,140,336
Financials	39,363,288	24,240,152		—	63,603,440
Health Care	30,914,133	11,269,072		—	42,183,205
Industrials	20,295,748	18,788,521		—	39,084,269
Information Technology	22,502,910	12,865,310		—	35,368,220
Materials	6,010,443	10,657,162		—	16,667,605
Real Estate	8,406,770	—		—	8,406,770
Utilities	11,802,127	4,348,180		—	16,150,307
Total Common Stocks	$207,394,339	$136,640,099	*	$—	$344,034,438
Preferred Stocks
Consumer Staples	$—	$2,736,912		$—	$2,736,912
Energy	2,896,018	—		—	2,896,018
Financials	4,030,068	5,333,785		—	9,363,853
Real Estate	3,025,805	—		—	3,025,805
Utilities	5,802,553	—		—	5,802,553
Total Preferred Stocks	$15,754,444	$8,070,697		$—	$23,825,141
Corporate Bonds & Notes	$—	$56,169,682		$—	$56,169,682
Exchange-Traded Funds	8,225,579	—		—	8,225,579
Short-Term Investments	—	5,883,060		—	5,883,060
Total Investments	$231,374,362	$206,763,538		$—	$438,137,900

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019